Other assets - Details of other assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Other assests [Line Items]
Total	₩ 2,088,950	$ 1,757,488	₩ 1,348,994
Lease assets
Other assests [Line Items]
Total	1,782,887		1,116,175
Prepaid expenses
Other assests [Line Items]
Total	189,808		170,820
Advance payments
Other assests [Line Items]
Total	61,042		28,256
Assets for non-business use
Other assests [Line Items]
Total	16,248		12,135
Others
Other assests [Line Items]
Total	₩ 38,965		₩ 21,608